Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQIAX
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQICX
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQIRX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBIX

Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section on page B-40 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Equity Income Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Equity Income Fund		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		4.65%	4.69%	4.50%
Total annual fund operating expenses		5.40%	6.19%	5.25%
Fee waiver and/or expense reimbursement	[1]	(3.90%)	(3.94%)	(4.00%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.50%	2.25%	1.25%
[1]	The Dreyfus Corporation has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,768	2,809	5,375
Class C	328	1,485	2,712	5,655
Class I	127	1,214	2,295	4,975

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Equity Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,768	2,809	5,375
Class C	228	1,485	2,712	5,655
Class I	127	1,214	2,295	4,975

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
121.84% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

o value, or how a stock is priced relative to its perceived intrinsic worth

o growth, in this case the sustainability or growth of earnings

o financial profile, which measures the financial health of the company

Based on fundamental analysis, the portfolio managers generally select the most attractive of the higher ranked securities and manage risk by diversifying across companies and industries. The fund may invest in stocks with either value or growth characteristics.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available a
www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 12.89%
Worst Quarter
Q4, 2008: -19.17%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was
8.32%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Equity Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes		6.09%	(0.17%)	Jul 5, 2006
Class A After Taxes on Distributions	Class A returns after taxes on distributions		5.85%	(0.46%)	Jul 5, 2006
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		4.24%	(0.15%)	Jul 5, 2006
Class C	Class C returns before taxes		10.67%	0.39%	Jul 5, 2006
Class I	Class I returns before taxes		12.91%	1.43%	Jul 5, 2006
S&P 500 Index	S&P 500 Index reflects no deduction for fees, expenses or taxes	[1]	15.08%	1.95%
[1]	For comparative purposes, the value of the S&P 500 Index on 6/30/06 is used as the beginning value on 7/5/06.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section on page B-40 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
121.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.84%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. In selecting securities, the fund's portfolio managers use a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including:

o value, or how a stock is priced relative to its perceived intrinsic worth

o growth, in this case the sustainability or growth of earnings

o financial profile, which measures the financial health of the company

Based on fundamental analysis, the portfolio managers generally select the most attractive of the higher ranked securities and manage risk by diversifying across companies and industries. The fund may invest in stocks with either value or growth characteristics.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available a
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 12.89%
Worst Quarter
Q4, 2008: -19.17%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was
8.32%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.17%)
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Dreyfus Equity Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Dreyfus Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	4.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.40%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.90%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,768
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,809
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	719
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,768
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,809
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,375
Annual Return 2007	rr_AnnualReturn2007	0.64%
Annual Return 2008	rr_AnnualReturn2008	(31.91%)
Annual Return 2009	rr_AnnualReturn2009	20.92%
Annual Return 2010	rr_AnnualReturn2010	12.53%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006
Dreyfus Equity Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006
Dreyfus Equity Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006
Dreyfus Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	4.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.94%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,485
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,712
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,655
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,485
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,655
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006
Dreyfus Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	4.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.00%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,295
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,975
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,295
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,975
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2006

[1]	For comparative purposes, the value of the S&P 500 Index on 6/30/06 is used as the beginning value on 7/5/06.
[2]	The Dreyfus Corporation has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 10 of the Prospectus and in the How to Buy Shares section on page B-45 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Emerging Markets Debt Local Currency Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none
Maximum redemption fee (as a percentage of transaction amount, charged only when selling shares you have owned fo less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Emerging Markets Debt Local Currency Fund		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.52%	0.49%	0.22%
Total annual fund operating expenses		1.27%	1.99%	0.97%
Fee waiver and/or expense reimbursement	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.27%	1.99%	0.97%
[1]	The Dreyfus Corporation has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Emerging Markets Debt Local Currency Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	574	835	1,116	1,915
Class C	302	624	1,073	2,317
Class I	99	309	536	1,190

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Emerging Markets Debt Local Currency Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	574	835	1,116	1,915
Class C	202	624	1,073	2,317
Class I	99	309	536	1,190

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
97.99% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities. These instruments consist primarily of emerging market government bonds and currency forward exchange contracts. The fund's portfolio managers employ an investment process that uses in depth fundamental country and currency analysis disciplined by proprietary quantitative valuation models. A "top down" analysis of macroeconomic, financial and political variables guides country and currency allocation. The portfolio managers also consider other market technicals and the global risk environment. The portfolio managers seek to identify shifts in country fundamentals and consider the risk adjusted attractiveness of currency and duration returns for each emerging market country. The fund is not restricted as to credit quality when making investments in debt securities.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Foreign government obligations and securities of supranational entities risk.
Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International
Monetary Fund, the International Bank for Reconstruction and Development and
other international agencies, the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. These risks are heightened with respect to emerging market countries.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund's investment are concentrated in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter
Q2, 2009: 14.82%
Worst Quarter
Q1, 2009: -4.57%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was
1.39%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Emerging Markets Debt Local Currency Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes		6.55%	7.43%	Sep 12, 2008
Class A After Taxes on Distributions	Class A returns after taxes on distributions		5.61%	6.37%	Sep 12, 2008
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares		4.27%	5.71%	Sep 12, 2008
Class C	Class C returns before taxes		9.74%	8.77%	Sep 12, 2008
Class I	Class I returns before taxes		11.96%	9.89%	Sep 12, 2008
JP Morgan Government Bond Index	JP Morgan Government Bond Index - Emerging Markets Diversified reflects no deduction for fees, expenses or taxes	[1]	13.32%	9.28%
[1]	For comparative purposes, the value of JP Morgan Government Bond Index - Emerging Markets Diversified on 8/31/08 is used as the beginning value on 9/12/08.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2011
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 10 of the Prospectus and in the How to Buy Shares section on page B-45 of the fund's Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
97.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.99%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities. These instruments consist primarily of emerging market government bonds and currency forward exchange contracts. The fund's portfolio managers employ an investment process that uses in depth fundamental country and currency analysis disciplined by proprietary quantitative valuation models. A "top down" analysis of macroeconomic, financial and political variables guides country and currency allocation. The portfolio managers also consider other market technicals and the global risk environment. The portfolio managers seek to identify shifts in country fundamentals and consider the risk adjusted attractiveness of currency and duration returns for each emerging market country. The fund is not restricted as to credit quality when making investments in debt securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Foreign government obligations and securities of supranational entities risk.
Investing in foreign government obligations and the sovereign debt of emerging market countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Factors which may influence the ability or willingness of a foreign government or country to service debt include a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International
Monetary Fund, the International Bank for Reconstruction and Development and
other international agencies, the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. These risks are heightened with respect to emerging market countries.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
To the extent the fund's investment are concentrated in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Credit risk. The instruments in which the fund invests may have ratings that are below investment grade ("high yield" or "junk" bonds). High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities may have greater exposure to liquidity risk than domestic securities. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

o Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 14.82%
Worst Quarter
Q1, 2009: -4.57%

The year-to-date total return of the fund's Class A shares as of 6/30/11 was
1.39%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/10)
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-01
Dreyfus Emerging Markets Debt Local Currency Fund | JP Morgan Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JP Morgan Government Bond Index - Emerging Markets Diversified reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum redemption fee (as a percentage of transaction amount, charged only when selling shares you have owned fo less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	574
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,915
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	574
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,116
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,915
Annual Return 2009	rr_AnnualReturn2009	21.12%
Annual Return 2010	rr_AnnualReturn2010	11.60%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2008
Dreyfus Emerging Markets Debt Local Currency Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2008
Dreyfus Emerging Markets Debt Local Currency Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2008
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum redemption fee (as a percentage of transaction amount, charged only when selling shares you have owned fo less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2008
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum redemption fee (as a percentage of transaction amount, charged only when selling shares you have owned fo less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2008

[1]	For comparative purposes, the value of JP Morgan Government Bond Index - Emerging Markets Diversified on 8/31/08 is used as the beginning value on 9/12/08.
[2]	The Dreyfus Corporation has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10%. After October 1, 2012, The Dreyfus Corporation may terminate the expense limitation at any time.